ACQUISITIONS AND DISPOSITIONS (Details) $ / shares in Units, $ in Millions, $ in Millions				1 Months Ended										12 Months Ended			24 Months Ended
	Nov. 30, 2021 CAD ($)	May 22, 2020	Jun. 30, 2019 CAD ($)	Nov. 30, 2021 CAD ($)	Nov. 30, 2020 USD ($)	May 31, 2020 CAD ($)	Apr. 30, 2020 CAD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2019 USD ($) $ / shares	Aug. 31, 2019 CAD ($)	Aug. 31, 2019 USD ($)	Jul. 31, 2019 CAD ($)	May 31, 2019 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 CAD ($)	Nov. 13, 2020	May 31, 2019 USD ($)
Business Acquisition [Line Items]
Net gain/(loss) on assets sold/held for sale														$ 30	$ (50)	$ (121)
Proceeds from sale of assets, net of transaction costs														35	3,407	2,398
Goodwill														12,582	12,679		$ 12,679
Income tax expense														120	194	754
Payments for unredeemed shares								$ 373	$ 284					$ 0	0	$ 373
Columbia Pipeline Partners | Equity Attributable to Non-Controlling Interests
Business Acquisition [Line Items]
Decrease from redemption or purchase of interests (in dollars per share) | $ / shares									$ 25.50
Senior Secured Credit Facilities due April 2027
Business Acquisition [Line Items]
Proceeds from issuance of debt							$ 1,500
TransCanada Turbines | TransCanada Turbines
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired																		50.00%
Coastal GasLink | Canadian Natural Gas Pipelines
Business Acquisition [Line Items]
Ownership interest percentage						35.00%								35.00%
Columbia Midstream assets
Business Acquisition [Line Items]
Proceeds from sale of assets, net of transaction costs											$ 1,300
Gain (loss) on disposition of property plant equipment										$ 21
Gain (loss) on disposition of property plant equipment, net of tax										152
Gain (loss) on disposition of property plant and equipment foreign currency translation amount										4
Goodwill										$ 595
Columbia Midstream assets | 2019
Business Acquisition [Line Items]
Income tax expense															$ (18)
Northern Courier | Liquids Pipelines
Business Acquisition [Line Items]
Ownership interest sold				15.00%
Ownership interest percentage												15.00%
TransCanada Turbines | TransCanada Turbines
Business Acquisition [Line Items]
Ownership interest percentage					50.00%
Business combination, consideration transferred					$ 67
Disposal group, disposed of by sale, not discontinued operations | Coastal GasLink
Business Acquisition [Line Items]
Ownership interest sold		65.00%				65.00%									65.00%
Total consideration						$ 656
Net gain/(loss) on assets sold/held for sale						364
Gain (loss) on sale, net of tax						402
Revaluation of retained interest, gain (loss)						$ 231
Disposal group, disposed of by sale, not discontinued operations | Northern Courier
Business Acquisition [Line Items]
Ownership interest sold	15.00%											85.00%
Total consideration	$ 35			$ 35								$ 144
Net gain/(loss) on assets sold/held for sale	13											69
Gain (loss) on sale, net of tax	$ 19											115
Disposal group, disposed of by sale, not discontinued operations | Portlands Energy Centre
Business Acquisition [Line Items]
Ownership interest sold							50.00%
Disposal group, disposed of by sale, not discontinued operations | Halton Hills, Napanee and Portlands Energy Centre
Business Acquisition [Line Items]
Total consideration							$ 2,800
Net gain/(loss) on assets sold/held for sale																	(676)
Gain (loss) on sale, net of tax																	$ (470)
Disposal group, disposed of by sale, not discontinued operations | SRP
Business Acquisition [Line Items]
Total consideration																			$ 448
Net gain/(loss) on assets sold/held for sale													$ 68
Gain (loss) on sale, net of tax													54
Foreign currency translation gain													$ 9
Coastal GasLink | Senior Secured Credit Facilities due April 2027
Business Acquisition [Line Items]
Proceeds from issuance of debt							$ 1,603
Northern Courier | Senior Secured Notes due June 2042
Business Acquisition [Line Items]
Proceeds from issuance of debt			$ 1,000									$ 1,000